Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 1,906,973	11,880,632	4,127,482
Restricted cash	63,407	395,029	483,387
Short-term investments	3,307,206	20,604,223	10,051,578
Accounts receivable, net of allowance of RMB5,806 for 2011 and RMB5,768 (US$926) for 2012	201,198	1,253,483	599,558
Amounts due from related parties	0	0	149,728
Deferred tax assets, net	25,732	160,315	121,411
Other assets, current	61,059	380,407	315,012
Total current assets	5,565,575	34,674,089	15,848,156
Non-current assets:
Fixed assets, net	624,047	3,887,877	2,694,000
Intangible assets, net	254,838	1,587,665	978,752
Goodwill	622,392	3,877,564	2,419,542
Long-term investments, net	128,970	803,499	734,360
Amounts due from related parties	0	0	100,000
Deferred tax assets, net	8,556	53,303	52,125
Other assets, non-current	125,982	784,893	513,606
Total non-current assets	1,764,785	10,994,801	7,492,385
Total assets	7,330,360	45,668,890	23,340,541
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,342,268 and RMB1,914,531(US$307,303) as of December 31, 2011 and 2012, respectively. Note 1):
Short-term loans	0	0	125,878
Accounts payable and accrued liabilities	611,039	3,806,836	2,545,445
Customer advances and deposits	331,870	2,067,586	1,573,967
Deferred revenue	15,107	94,121	62,705
Deferred income	10,354	64,506	34,779
Long-term loans, current portion	348,466	2,170,978	46,000
Capital lease obligation	5,217	32,502	17,773
Total current liabilities	1,322,053	8,236,529	4,406,547
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB114,060 and RMB258,319(US$41,463) as of December 31, 2011 and 2012, respectively. Note 1):
Deferred income	30,497	190,000	19,942
Long-term loans	57,236	356,589	2,277,925
Notes payable	1,498,641	9,336,686	0
Amounts due to related parties	0	0	148,873
Deferred tax liabilities	46,465	289,482	131,629
Capital lease obligation	7,139	44,479	30,112
Total non-current liabilities	1,639,978	10,217,236	2,608,481
Total liabilities	2,962,031	18,453,765	7,015,028
Commitments and contingencies
Redeemable noncontrolling interests	165,853	1,033,283	935,978
Equity
Ordinary shares, value				2	12	12	0	3	3
Additional paid-in capital	336,315	2,095,273	1,771,770
Retained earnings	3,858,400	24,038,219	13,604,334
Accumulated other comprehensive loss	(12,564)	(78,278)	(84,403)
Total Baidu, Inc. shareholders' equity	4,182,153	26,055,229	15,291,716
Noncontrolling interests	20,323	126,613	97,819
Total equity	4,202,476	26,181,842	15,389,535
Total liabilities, redeemable noncontrolling interests, and equity	$ 7,330,360	45,668,890	23,340,541